Note 7 - Debt	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

Details of the Company’s credit facilities are discussed in Note
9
of the Company’s Condensed Consolidated Financial Statements for the year ended
December
31,
2018
and changes in the
six
months ended
June 30, 2019
are discussed below.

Bank / Vessel(s)	December 31,	June 30,
	2018	2019
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant*)	52,288	31,950
NORD/LB (M/T Stenaweco Excellence)	18,071	17,048
Alpha Bank (M/T Stenaweco Elegance)	20,550	21,250
AT Bank (M/T Eco Palm Desert)	23,175	22,525
BoComm Facility (M/T Eco California and M/T Nord Valiant)	-	45,223
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	-	91,412
Cargill Facility (M/T Eco Marina Del Ray)	-	31,860
AT Bank Bridge Note (Top Ships Inc)	-	10,500
Total long term debt	114,084	271,768
Less: Deferred finance fees	(2,516)	(5,526)
Total long term debt net of deferred finance fees	111,568	266,242

Presented:
Current portion of long term debt	10,210	27,169
Long term debt	101,358	239,073

Long term debt from related party:
Family Trading facility	24,744	-
Less debt discounts	(9,073)	-
Long term debt from related parties net of debt discounts	15,671	-

Short Term Debt:
Unsecured Notes	-	-
AT Bank first predelivery facility (M/T Eco Palm Desert)	-	-
AT Bank second predelivery facility (M/T Eco California)	10,140	-
Alpha Bank predelivery facility	3,380	-
Less: Deferred finance fees	(104)	-
Short term debt net of deferred finance fees	13,416	-

Total Debt net of deferred finance fees and debt discounts	140,655	266,242
* M/T Nord Valiant is part of the ABN Facility security parties only in
2018

As at
June 30, 2019
the applicable
three
-month LIBOR ranged from
2.50%
to
2.60%.

As of
June 30, 2019,
the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on
June 30, 2019
amounted to
$273,917
when valuing the Cargill, BoComm and CMBFL Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on
June 30, 2019,
which is considered to be a Level
2
item in accordance with the fair value hierarchy.

A. LONG-TERM DEBT

ABN Facility

Tranche C of the ABN Facility was fully prepaid on
January 17, 2019
using
$18,550
of proceeds from the BoComm Leasing Sale and Leaseback (see below).

Alpha Bank Top-Up Facility

On
April 23, 2019,
the Company entered into a credit facility with Alpha Bank for
$1,500.
This facility was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program. The credit facility is repayable in
8
consecutive quarterly installments of
$187.5
commencing in
July 2019.
This facility is secured by way of a
third
mortgage over M/T Stenaweco Elegance.

The facility principal will be added to the principal balance of the Alpha Bank Facility for all covenant related calculations.

The facility is secured as follows:

•	Intercreditor deed;
•	Third preferred ship mortgage over M/T Stenaweco Elegance;
•	Third priority general assignment of the earnings, insurances and any requisition compensation of M/T Stenaweco Elegance;
•	Third priority assignment of any time charterparty of M/T Stenaweco Elegance for a period of more than twelve (12) months;
•	Corporate guarantee of the Company;
•	Second priority pledge over the earnings account of the vessel;

The Alpha Bank Top-Up Facility bears interest at LIBOR plus a margin of
4.25%.

As at
June 30, 2019,
the outstanding balance of the Alpha Bank Top-Up Facility was
$1,500.

AT Bank Bridge Note

On
January 28, 2019,
the Company entered into a credit facility with AT Bank for
$10,500
for general corporate purposes (the “AT Bank Bridge Facility”). This facility was drawn down in full and the proceeds were used to repay the AT Bank Second Predelivery Facility. The facility was repayable on
February 28, 2020.
The facility contained restrictions on the Company from providing guarantees other than for financing of new vessels and from paying any dividends or distributing any of its capital or redeeming any of its shares.

Furthermore the facility prohibits the Company to pay any principal, accrued fees, interest or commitment fees relating to the Family Trading Facility. Finally the facility also contains some restrictions in the use of proceeds of future issuances of capital and incurrence of unsecured debt.

The facility is secured as follows:

•	Corporate guarantee of the Company;
•	Second priority perfected mortgage on M/T Eco Palm Desert Vessel;
•	Second rank priority assignment of insurance and earnings of the mortgaged vessel;
•	Second rank priority assignment of any time charters with duration of more than 12 months;
•	Second priority pledge of the shares of the shipowning subsidiary of the mortgaged vessel;
•	Second priority pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of
6.00%
and a commitment fee of
2.25%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. On
March 22, 2019
the AT Bank Bridge Facility was converted into a note and its maturity was extended to
March 31, 2020
with all other terms remaining the same.

As at
June 30, 2019,
the outstanding balance of the AT Bank Bridge Note is
$10,500.

B. SHORT-TERM DEBT

AT Bank Second Predelivery Facility

The AT Bank Second Predelivery Facility was repaid on
January 29, 2019
with part of the proceeds from the AT Bank Bridge Note (see above).

Alpha Bank Predelivery Facility

The Alpha Bank Predelivery Facility was repaid on
March 13, 2019
with part of the proceeds from the Cargill Sale and Leaseback (see below).

C. LONG-TERM DEBT FROM RELATED PARTIES

Further Amended Family Trading Credit Facility

On
March 29, 2019
the Company entered into a stock purchase agreement with Family Trading whereupon the outstanding principal of the Further Amended Family Trading Credit Facility amounting to
$24,744
and all accrued interest and fees under the facility amounting to
$2,385
were exchanged for
27,129
Series E Shares (defined below) and the facility was terminated (see Note
12
). The Company accounted for the termination of the facility as a debt extinguishment and in performing the extinguishment calculation, the Company followed the provisions of ASC
470
-
20
-
40
-
3
which states that if a convertible debt instrument containing an embedded beneficial conversion feature is extinguished before conversion, a portion of the reacquisition price should be allocated to the repurchase of the beneficial conversion feature. Under the current accounting standard ASC
470
-
50
-
40
-
2,
the extinguishment of related party debt is considered a capital transaction and accordingly, no
gain or loss on extinguishment is recognized in the statement of comprehensive loss but it is recognized as a capital contribution in equity.

D. FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

Cargill Sale and Leaseback

As at
June 30, 2019,
the outstanding principal balance under the Cargill Sale and Leaseback is
$31,860.

BoComm Leasing Sale and Leaseback

As at
June 30, 2019,
the outstanding principal balance under the BoComm Sale and Leaseback is
$45,223.

CMBFL Sale and Leaseback

On
April 5
and
May 9, 2019
the Company took delivery of the M/T Eco Bel Air and of the M/T Eco Beverly Hills respectively. On the same dates, agreements were consummated for the sale and leaseback of the vessels, with CMBFL Leasing.

As at
June 30, 2019,
the outstanding principal balance under the CMBFL Sale and Leaseback is
$91,412.